NOTE PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
NOTE PAYABLE
NOTE PAYABLE

NOTE 4. NOTE PAYABLE

Premium Finance Agreement

On December 31, 2022, the Company executed a premium finance note agreement (the “Note”) with AFCO Credit Corporation. The Note financed the Company’s Directors and Officers Insurance Policy as well as the Errors and Omissions policy. The total amount financed was $693,669. The Company paid a down payment of $69,367 at execution leaving a balance of $624,302 payable in monthly installments of $58,873 through December 1, 2023. The Note has an interest rate of 7.39%. The Company recorded interest expense on the Note in the amount of $5,337 and $21,151 for the three and nine months ended September 30, 2023. The balance on the Note as of September 30, 2023 and December 31, 2022 was $174,466 and $624,302, respectively.

NOTE D—NOTE PAYABLE

Premium Finance Agreement

On December 31, 2022, the Company executed a premium finance agreement with Premium Funding Associates, Inc.

The agreement financed the Company’s Directors and Officers Insurance Policy as well as the Errors and Omissions policy. The total amount financed was $693,669. The Company paid a down payment of $69,367 at execution leaving a balance of $624,302 payable in monthly installments of $58,873 through December 1, 2023. The agreement has an interest rate of 7.39%.

Payroll Protection Program Loan

On April 30, 2020, the Company received a loan pursuant to the Paycheck Protection Program (the “PPP Loan”) under the Coronavirus Aid, Relief, and Economic Security Act, as administered by the U.S. Small Business Administration (“SBA”). The PPP Loan in the principal amount of $244,657 was disbursed by First Horizon Bank (the “Lender”) pursuant to a promissory note issued by the Company.

On May 28, 2021, the Company received notice from the SBA that the SBA had remitted $244,657 in principal and $2,576 in interest to the Lender in full forgiveness of the Company’s PPP Loan pursuant to the Company’s application to the SBA for forgiveness of the PPP Loan. The total amount was recorded as other income in our consolidated statement of comprehensive loss.